Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Equity [Abstract]
Schedule of assumptions used in Black-Scholes pricing model to estimate the fair value of the options granted
Three Months Ended
March 31,
2018
Expected volatility	159.0-160.0%
Expected life of option	5.2-6.3
Risk free interest rate	2.3-2.7%
Expected dividend yield	0.0%

	December 31,
	2017	2016
Expected volatility	116.1-159.0%	76.6-139.2%
Expected life of option	5.0-7.0	5.5
Risk free interest rate	1.7-2.2%	1.1%-1.8%
Expected dividend yield	0.0%	0.0%

Schedule of stock option activity
		Weighted
	Number of	Average Exercise
	Options	Price
Stock Options:
Outstanding at January 1, 2018	980,588	$5.02
Granted	70,830	6.09
Expired or canceled, during the period	-	-
Forfeited, during the period	(1,717)	3.67
Outstanding at March 31, 2018	1,049,701	$5.10
Exercisable at March 31, 2018	463,939	$6.59

	Number of Options	Weighted Average Exercise Price
Outstanding at January 1, 2017	573,110	$6.94
Granted	611,522	3.75
Expired or canceled, during the period	(191,027)	6.64
Forfeited, during the period	(13,017)	6.00
Outstanding at December 31, 2017	980,588	$5.02
Exercisable at December 31, 2017	448,890	$8.36

Schedule of stock-based compensation expense
	Three Months Ended
	March 31,
	2018	2017
Cost of revenue	$690	$4,426
Sales and marketing expense	1,252	1,700
Product development expense	6,387	15,568
General and administrative expense	195,512	102,634
Total stock compensation expense	$203,841	$124,328

	Year ended December 31,
	2017	2016
Cost of revenue	$4,302	$117,147
Sales and marketing expense	1,784	-
Product development expense	166,783	-
General and administrative expense	665,556	50,599
Total stock-based compensation expense	$838,425	$167,746

Schedule of restricted stock award activity
Weighted
Average
	Number of	Grant Date
	RSAs	Fair Value
Restricted Stock Awards:
Outstanding at January 1, 2018	$158,571	$20.29
Granted	-	-
Expired or canceled, during the period	-	-
Forfeited, during the period	-	-
Outstanding at March 31, 2018	$158,571	$20.29

	Number of Restricted Stock Awards	Weighted Average Grant Date Fair Value
Outstanding at January 1, 2017	264,286	$20.29
Granted	-	-
Forfeited or canceled, during the period	(43,405)	20.29
Vested	(62,310)	20.29
Outstanding at December 31, 2017	158,571	$20.29